Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity		Class A Ordinary shares Ordinary shares USD ($) shares	Class A Ordinary shares Ordinary shares HKD ($) shares	Class B Ordinary shares Ordinary shares USD ($) shares	Class B Ordinary shares Ordinary shares HKD ($) shares	Ordinary shares USD ($) shares	Ordinary shares HKD ($) shares	Additional Paid-in Capital USD ($)	Additional Paid-in Capital HKD ($)	Statutory Reserve USD ($)	Statutory Reserve HKD ($)	Accumulated Other Comprehensive Income USD ($)	Accumulated Other Comprehensive Income HKD ($)	Retained Earnings (Accumulated Losses) USD ($)	Retained Earnings (Accumulated Losses) HKD ($)	USD ($)	HKD ($)
BALANCE (in Dollars)							$ 9,889		$ 68,647,780		$ 278,740		$ 2,860,221		$ 437,966		$ 72,234,596
BALANCE at Dec. 31, 2024							$ 9,889		68,647,780		278,740		2,860,221		437,966		72,234,596
BALANCE (in Shares) at Dec. 31, 2024 | shares	[1]					4,060,000	4,060,000
Net loss															(8,457,024)		(8,457,024)
Re-designation of Ordinary shares into Class A and Class B Ordinary Shares			$ 5,505		$ 4,384		$ (9,889)
Re-designation of Ordinary shares into Class A and Class B Ordinary Shares (in Shares) | shares	[1]	2,260,000	2,260,000	1,800,000	1,800,000	(4,060,000)	(4,060,000)
Foreign currency translation													(597,455)				(597,455)
BALANCE at Jun. 30, 2025			$ 5,505		$ 4,384				68,647,780		278,740		2,262,766		(8,019,058)		63,180,117
BALANCE (in Shares) at Jun. 30, 2025 | shares	[1]	2,260,000	2,260,000	1,800,000	1,800,000
BALANCE (in Dollars)			$ 5,505		$ 4,384				68,647,780		278,740		2,262,766		(8,019,058)		63,180,117
BALANCE (in Dollars)			5,505		4,384				68,647,780		278,740		2,244,558		(19,377,456)		51,803,511
BALANCE at Dec. 31, 2025			$ 5,505		$ 4,384				68,647,780		278,740		2,244,558		(19,377,456)		51,803,511
BALANCE (in Shares) at Dec. 31, 2025 | shares	[1]	2,260,000	2,260,000	1,800,000	1,800,000
Net loss															(14,849,336)	$ (1,893,566)	(14,849,336)
Foreign currency translation													480,147			61,228	480,147
BALANCE at Jun. 30, 2026		$ 709	$ 5,505	$ 564	$ 4,384			$ 8,753,861	68,647,780	$ 35,545	278,740	$ 347,439	2,724,705	$ (4,364,550)	(34,226,792)	4,773,568	37,434,322
BALANCE (in Shares) at Jun. 30, 2026 | shares	[1]	2,260,000	2,260,000	1,800,000	1,800,000
BALANCE (in Dollars)		$ 709	$ 5,505	$ 564	$ 4,384			$ 8,753,861	$ 68,647,780	$ 35,545	$ 278,740	$ 347,439	$ 2,724,705	$ (4,364,550)	$ (34,226,792)	$ 4,773,568	$ 37,434,322

[1]	Giving retroactive effect to the 1-for-5 share consolidation.